Filed Pursuant to Rule 497(e)

Registration Statement No. 333 - 292532

TIAA SEPARATE ACCOUNT VA-5

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

PROSPECTUS SUPPLEMENT NUMBER (3)

Dated August 7, 2026, to the Intelligent Variable Annuity® Prospectus, as supplemented July 17, and June 3, 2026

This supplement amends certain disclosures in the above-referenced prospectus for the Contracts with the same name. All other provisions of your Contract remain as stated in your Contract and prospectus, as previously amended.

Effective July 29, 2026, the Vanguard VIF Mid-Cap Index Portfolio was renamed. At the close of business on July 31, 2026, Teachers Advisors, LLC merged into Nuveen Asset Management, LLC (“Nuveen Asset Management”) following an internal reorganization. On August 1, 2026, Nuveen Fund Advisors, LLC selected Nuveen Asset Management to sub-advise the investments of the Nuveen Life Funds. Finally, the Current Expenses for the LVIP Fidelity Institutional AM® Total Bond Fund are being corrected.

1.	Update to the “WHO WE ARE AND OTHER RELATED INFORMATION – THE PORTFOLIOS – Selection of Portfolios” section of the Prospectus:

The reference to “Teachers Advisors, LLC” is hereby replaced with “Nuveen Asset Management, LLC.”

2.	Updates to the “Appendix A-Portfolios Available Under the Contract” section of the Prospectus:

a.	Reference to the “Vanguard VIF Mid-Cap Index Portfolio” is hereby deleted and replaced with “Vanguard VIF Morningstar Mid-Cap Portfolio.”

b.	References to “Teachers Advisors, LLC” are hereby deleted and replaced with “Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser).”

c.	Reference to the LVIP Fidelity Institutional AM® Total Bond Fund’s current expenses of “0.81%” is deleted and replaced with “0.51% (After Fee Waiver/Expense Reimbursement).”

For more information about these changes and about the portfolios in general, refer to the Portfolio prospectus.

Please keep this supplement with your prospectus for future reference.

PIKE16 (8/26)